Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions
27.	Related party transactions

During the year ended December 31, 2021 and 2020, the Company concluded the following transactions with related parties:

In 2021, rent and property taxes were charged by a trust whose beneficiary is the controlling shareholder and CEO of the Company in the amount of $274,934 (2020 - $274,106). As of January 1, 2020, a lease for rental of a property with a trust whose beneficiary is the controlling shareholder and CEO of the Company was modified and extended for five years. At the date of modification, the lease liability was remeasured using a discount rate of 4% and an amount of $366,566 was recorded as an adjustment to the right-of-use asset. The modified agreement included a requirement to prepay the rent amount of $1,178,530 and the municipal tax amount of $260,000. In return for the modification of the lease agreement, a 2020 convertible loan of $903,000 from a trust whose beneficiary is the controlling shareholder and CEO of the Company, was converted into 3,225,000 common shares of the Company. These expenses are recorded in captions cost of sales and selling and general in the statement of comprehensive income (loss). As at December 31, 2021 the right-of-use asset and the lease liabilities amount to $1,107,131 and $Nil respectively (2020 - $1,328,557 and $221,496).

An amount of $Nil (December 31, 2020 - $58,050), of interest payable was accrued on the 2020 convertible loan of $903,000 from a trust whose beneficiary is the controlling shareholder and CEO of the Company.

A balance due to the controlling shareholder and CEO of the Company amounted to $144,506 (2020 - $72,188) is included in accounts payable and accrued liabilities.

An amount of $Nil (2020 -  $17,937), of interest accretion was expensed in net financing costs on the loan of $295,000 from the controlling shareholder and CEO of the Company.

The key management personnel of the Company are the members of the Board of Directors and certain officers. Total compensation to key management consisted of the following:

	2021	2020
	$	$
Salaries – key management	3,049,501	2,148,420
Pension contributions	59,377	18,529
Fees – Board of Directors	187,600	150,000
Share-based compensation – officers	6,182,573	1,989,144
Share-based compensation – Board of Directors	2,338,650	846,410
Other benefits – key management	237,903	544,402
Total compensation	12,055,604	5,696,905